SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS' EQUITY

Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,(*)
	2017 and 2016	2017	2016
	Number of shares

Ordinary shares of par value NIS 3.0 each	10,000,000	2,028,552	2,028,552

Amount in US$
Ordinary shares of par value NIS 3.0 each		397,056	397,056

(*)Respectively adjusted to reflect reverse split of shares.